Risk management - Forborne Loans (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) loan	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Forborne Loan Portfolio
Forbearance portfolio, Amount	€ 32,475
Average coverage (as a percent)	52.00%
Percent decrease in forborne portfolio	21.00%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables			€ 903,013
Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	€ 1,566
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses for which loss allowance changed during reporting period to 12-month expected credit losses, gross carrying amount	€ 1,601
Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	28.00%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 23,430	€ 30,527
Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (9,045)
Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,953,814
Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9,185
Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	726,314
Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 23,290
Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	12,714
Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4,248
Credit risk | Non-current assets or disposal groups classified as held for sale | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Credit risk | Non-current assets or disposal groups classified as held for sale | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Credit risk | Non-current assets or disposal groups classified as held for sale | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Credit risk | Non-current assets or disposal groups classified as held for sale | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Credit risk | Non-current assets or disposal groups classified as held for sale | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Credit risk | Non-current assets or disposal groups classified as held for sale | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Credit risk | Non-current assets or disposal groups classified as held for sale | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Credit entities | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Credit entities | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Credit entities | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Credit entities | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Credit entities | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Credit entities | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Credit entities | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Public sector | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2)
Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	43
Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 31
Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	15
Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10
Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7
Public sector | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (35)
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	630
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 200
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	350
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 90
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	13
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	19
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (5,029)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	161,353
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,413
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	45,474
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,438
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,339
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,271
Construction and property development | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (392)
Construction and property development | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	6,427
Construction and property development | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 190
Construction and property development | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,293
Construction and property development | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 847
Construction and property development | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	554
Construction and property development | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	21
Other warehouses | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,980)
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,791,788
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,542
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	680,475
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,753
Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,354
Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,958
Nonperforming
Forborne Loan Portfolio
Percentage of forbearance portfolio	53.00%
Nonperforming | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	42.00%
Nonperforming | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (7,181)
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,157,031
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,411
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	187,736
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,865
Nonperforming | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,241
Nonperforming | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,227
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Credit risk | Non-current assets or disposal groups classified as held for sale | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Credit entities | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	13
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	9
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (33)
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	315
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 179
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	240
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 43
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	9
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,590)
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	93,803
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,406
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	32,199
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7,189
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,586
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	867
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (378)
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	4,077
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 144
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	938
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 629
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	350
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	9
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,558)
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,062,900
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,823
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	155,288
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,630
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,643
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 357
Performing | Credit risk | Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Performing loans, number of days past due criteria	90 days